Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil (Parenthetical) (Detail) - MMBbls	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	10.00%
Consolidated Entities [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	8,175.1	8,371.3	8,167.1	8,693.9
Consolidated Entities [member] | Basic Oil [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Basic Oil [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Brazil member | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	8,168.7	8,249.4	8,063.0	8,544.1
Equity Method Investee [member] | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	86.4	63.4	69.0	80.4
Equity Method Investee [member] | Basic Oil [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Equity Method Investee [member] | Basic Oil [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves		263.7
Asset held for sale [member] | Consolidated Entities [member] | Africa [member] | Basic Oil [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	59.8